Stockholders' equity (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	80.48%	63.80%	62.20%
Risk-free interest rate	1.20%	1.80%	2.30%
Expected average life of the options	3 years 3 months 18 days	4 years 2 months 12 days	4 years 1 month 6 days